Significant accounting principles (Tables)	12 Months Ended
Dec. 31, 2019
Significant accounting principles [Abstract]
Initial Recognition Lease Liability and Right of Use Asset
The table below shows the initial recognition lease liability and right of use asset as of January 1, 2019:

Initial recognition lease liability and right of use asset

(Dollars in thousands)
Reconciliation of lease liability recognized to gross payments	As of January 1, 2019
Operating lease commitment at December 31, 2018 as disclosed	529
- Extension options reasonably certain to be exercised	1,162
- Practical expedient related to short-term leases	(3)
- Practical expedient related to low-value leases	-
- Discounting using the incremental borrowing rate as of January 1, 2019	(204)
Lease liability recognized at initial application of IFRS 16 as of January 1, 2019	1,484
The weighted average incremental borrowing rate applied:	4.03%

Amounts Recognized in Consolidated Financial Statements
The table below shows the amounts recognized in the consolidated statement of financial position as of December 31, 2019 after the adoption of IFRS 16, including additions in 2019:

Amounts recognized in the consolidated statement of financial position

(Dollars in thousands)	2019

Lease liability (Other non-current liabilities)	2,241
Lease liability (Other current liabilities)	605
Right-of-use asset (Other property, plant and equipment)	2,808

The table below shows the amounts recognized in the consolidated income statement and the consolidated statement of comprehensive income as of December 31, 2019 after the adoption of IFRS 16:

Consolidated income statement and consolidated statement of comprehensive income

(Dollars in thousands)	Year ended December 31, 2019

Lease payment	442
Depreciation IFRS 16 (Depreciation and amortization expense)	(405)
IFRS 16 interest expense (other financial expense)	(72)

The table below shows the amounts recognized in the consolidated statement of cash flow and reconciliation of changes in liabilities incurred from financing activities:

Consolidated statement of cash flow and reconciliation of changes in liabilities incurred from financing activities

(Dollars in thousands)	Year ended December 31, 2019

Principal paid on the lease liability (Repayment principal element of lease liability)	(370)